CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest income
Loans, including fees	$ 25,858	$ 25,205
Investment securities
Fully taxable	1,739	2,315
Exempt from federal taxes	1,689	1,692
Interest-bearing deposits and other	27	8
TOTAL INTEREST INCOME	29,313	29,220
Interest expense
Deposits	3,025	3,532
Borrowings	898	1,405
TOTAL INTEREST EXPENSE	3,923	4,937
NET INTEREST INCOME	25,390	24,283
Provision for loan losses	839	2,400
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	24,551	21,883
Noninterest income
Service fees, charges and other operating income	2,348	1,771
Gain on sale of investment securities	4	85
Earnings on bank owned life insurance	551	603
Bank owned life insurance death benefit proceeds	934	0
Gain on sale of loans	705	1,350
Gain on disposition of premises and equipment	420	277
Gain on acquisition	1,120	0
TOTAL NONINTEREST INCOME	6,082	4,086
Noninterest expense
Compensation and benefits	12,053	10,982
Occupancy and equipment	3,106	2,795
Federal deposit insurance premiums	521	596
Merger-related costs	738	108
Professional fees	903	1,176
Marketing and advertising	356	346
Foreclosed real estate expense	609	811
Core deposit intangible amortization	50	0
Other operating	3,765	2,047
TOTAL NONINTEREST EXPENSE	22,101	18,861
INCOME BEFORE INCOME TAXES	8,532	7,108
Income tax expense	1,957	1,725
NET INCOME	$ 6,575	$ 5,383
Earnings per share-basic (in dollars per share)	$ 2.27	$ 1.97
Earnings per share-diluted (in dollars per share)	$ 2.27	$ 1.97
Weighted average shares outstanding:
Basic (in shares)	2,899,025	2,726,133
Diluted (in shares)	2,902,932	2,729,762